Consolidated Statement of Stockholders' Deficit (USD $)	Total	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2011	$ (1,851,435)	$ 0	$ 97	$ 16,279,252	$ (18,130,784)
Beginning Balance (shares) at Dec. 31, 2011		230	966,227
Sale of common stock, shares, net offering costs			2,636,336
Sale of common stock, value, net offering costs	2,998,230		263	2,997,967
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock		(225)
Conversion of notes payable into common stock (shares)			170,455
Conversion of preferred stock			(17)	(17)
Conversion of notes payable into common stock (shares)	2,069,439		2,069,439
Conversion of notes payable into common stock	521,513		207	521,306
Exchange of warrants for common stock (shares)			135,782
Exchange of warrants for common stock	821,946		13	821,933
Common shares, exercises			551
Exercise of stock options	1,099		1	1,098
Stock issued for payment of services (shares)			207,942
Stock issued for payment of services	686,226		21	686,205
Stock-based compensation	181,610			181,610
Rounding shares			265
Net loss	(4,672,638)				(4,672,638)
Ending balance at Dec. 31, 2012	(1,313,449)	0	619	21,489,354	(22,803,422)
Ending Balance (shares) at Dec. 31, 2012		5	6,186,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock and conversion of notes payable, net of offering costs			14,236,472
Sale of common stock and conversion of notes payable, net of offering costs (shares)	1,884,210		1,424	1,882,786
Conversion of preferred stock		(5)
Conversion of notes payable into common stock (shares)			3,788
Conversion of notes payable into common stock (shares)	6,903,872		773,983
Conversion of notes payable into common stock	124,611		77	124,534
Exchange of warrants for common stock (shares)			5,001
Exchange of warrants for common stock	732		1	731
Stock issued for payment of services (shares)			1,354,412
Stock issued for payment of services	442,399		135	442,264
Stock-based compensation	725,254			725,254
Fair value of warrants issued	7,209			7,209
Net loss	(3,321,992)				(3,321,992)
Ending balance at Dec. 31, 2013	(1,451,026)	0	2,256	24,672,132	(26,125,414)
Ending Balance (shares) at Dec. 31, 2013		0	22,560,653
Sale of common stock, shares, net offering costs			34,285,728
Sale of common stock, value, net offering costs	10,982,169		3,429	10,978,740
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued for payment of services (shares)			100,000
Stock issued for payment of services	30,110		10	30,100
Stock-based compensation	115,338			115,338
Fair value of warrants issued	12,382,216			12,382,216
Net loss	(569,311)				(569,311)
Ending balance at Mar. 31, 2014	$ (3,274,936)		$ 5,695	$ 23,414,094	$ (26,694,725)
Ending Balance (shares) at Mar. 31, 2014			56,946,381